Incentive Units - Fair Value of Incentive Units Estimated (Detail)	12 Months Ended
Dec. 31, 2015
Exchanged Incentive Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	0.00%
Expected volatility	51.30%
Risk-free rate	0.82%
Expected life (years)	1 year 5 months 1 day
Subsequent Incentive Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	0.00%
Expected volatility	51.30%
Risk-free rate	0.82%
Expected life (years)	1 year 5 months 1 day